Consolidated Statements of Financial Position (Parentheticals) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible redeemable preferred shares, liquidation preference (in Dollars)	$ 644,132,365	$ 604,506,258
Treasury shares	4,224,356	6,454,198
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, liquidation preference (in Dollars)	$ 644,132,365	$ 604,506,258
Convertible redeemable preferred shares, aggregate redemption value (in Dollars)	$ 2,861,748,733	$ 2,326,363,413
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	143,531,581	143,531,581
Ordinary shares, shares outstanding	139,307,224	137,077,382
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding